Schedule of Reportable Segment (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Net revenue	$ 8,691,656	$ 7,916,653	$ 18,089,918	$ 15,742,000	$ 28,495,447	$ 30,609,351
Cost of sales	6,595,481	5,226,760	13,507,145	9,928,058	19,555,279	20,591,417
Gross profit	2,096,175	2,689,893	4,582,773	5,813,942	8,940,168	10,017,934
Operating expenses
Advertising and promotion	62,061	111,943	201,224	245,841	440,866	694,821
Depreciation and amortization	569,278	409,067	1,104,515	835,548	1,900,819	1,944,104
Wages and salaries	1,943,497	1,226,217	3,824,256	2,212,994	5,878,649	5,856,086
Office and general expenses	840,023	432,500	1,694,871	794,618	2,983,487	2,834,298
Research and development expenses	10,570	11,144	19,198	12,971	18,983	202,424
Legal and professional fees	338,269	326,164	826,207	557,545	1,373,915	1,789,018
Insurance expenses	121,780	104,100	221,352	221,682	435,138	462,577
Excise and other taxes	59,142	73,414	107,580	100,036	55,450	24,532
Other gains (losses)		(25,093)		(17,281)	1,397	1,211,330
Travel and business development	93,346	128,750	146,603	183,977	459,807	541,064
Total operating expenses	4,469,334	3,006,223	8,863,477	5,552,694	16,926,013	46,288,637
Loss from operations	(2,373,159)	(316,330)	(4,280,704)	261,248	(7,985,845)	(36,270,703)
Other expense
Interest expense	579,387	2,658,175	1,171,889	4,125,387	5,155,288	4,575,578
Loss (gain) on extinguishment of debt		2,883,245		2,883,245	2,935,029	(1,978)
Change in fair value of contingent consideration					(855,000)
Change in fair value derivative liability	(566,681)	(1,147,371)	(4,105,121)	(259,391)	6,113,485	(399,066)
Other expense (income)	(60,557)		(9,053)		(20,376)	(516,974)
Total other expense	(47,851)	4,394,049	(2,942,285)	6,749,241	13,328,426	3,657,560
Loss before provision for income taxes	(2,325,308)	(4,710,379)	(1,338,419)	(6,487,993)	(21,314,271)	(39,928,263)
Provision for income taxes	607,891	829,093	1,329,004	1,761,309	3,307,243	(4,959,178)
Net loss and comprehensive loss	(2,933,199)	(5,539,472)	(2,667,423)	(8,249,302)	(24,621,514)	(34,969,085)
Foreign currency translation	343	(205,292)	343	(151,794)	7,314	(174,961)
Net loss and comprehensive loss attributable to shareholders of Leef Brands, Inc.	$ (2,933,542)	$ (5,334,180)	$ (2,667,766)	$ (8,097,508)	(24,628,828)	$ (34,651,435)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenue					28,495,447
Cost of sales					19,555,279
Gross profit					8,940,168
Operating expenses
Advertising and promotion					440,866
Depreciation and amortization					1,900,819
Wages and salaries					5,878,649
Office and general expenses					2,983,487
Research and development expenses					18,983
Legal and professional fees					1,373,915
Insurance expenses					435,138
Excise and other taxes					55,450
Lease expenses					716,118
Loss on impairment of goodwill, intangible and long-lived assets					2,661,384
Other gains (losses)					1,397
Travel and business development					459,807
Total operating expenses					16,926,013
Loss from operations					(7,985,845)
Other expense
Interest expense					5,155,288
Loss (gain) on extinguishment of debt					2,935,029
Change in fair value of contingent consideration					(855,000)
Change in fair value derivative liability					6,113,485
Other expense (income)					(20,376)
Total other expense					13,328,426
Loss before provision for income taxes					(21,314,271)
Provision for income taxes					3,307,243
Net loss and comprehensive loss					(24,621,514)
Foreign currency translation					7,314
Net loss and comprehensive loss attributable to non-controlling interest
Net loss and comprehensive loss attributable to shareholders of Leef Brands, Inc.					(24,628,828)
Operating Segments [Member] | Wholesale Concentrates [Member]
Segment Reporting Information [Line Items]
Net revenue					24,586,764
Cost of sales					17,544,172
Gross profit					7,042,592
Operating expenses
Advertising and promotion					176,777
Depreciation and amortization					1,731,522
Wages and salaries					2,041,058
Office and general expenses					1,706,632
Research and development expenses					18,739
Legal and professional fees					307,950
Insurance expenses					2,197
Excise and other taxes					55,450
Lease expenses					60,124
Loss on impairment of goodwill, intangible and long-lived assets
Other gains (losses)
Travel and business development					80,175
Total operating expenses					6,180,624
Loss from operations					861,968
Other expense
Interest expense					1,257,809
Loss (gain) on extinguishment of debt
Change in fair value of contingent consideration
Change in fair value derivative liability					12,727
Other expense (income)					(8,902)
Total other expense					1,261,634
Loss before provision for income taxes					(399,666)
Provision for income taxes					333
Net loss and comprehensive loss					(399,989)
Foreign currency translation
Net loss and comprehensive loss attributable to non-controlling interest
Net loss and comprehensive loss attributable to shareholders of Leef Brands, Inc.					(399,989)
Operating Segments [Member] | Retails [Member]
Segment Reporting Information [Line Items]
Net revenue					3,908,683
Cost of sales					2,011,107
Gross profit					1,897,576
Operating expenses
Advertising and promotion					236,856
Depreciation and amortization					117,032
Wages and salaries					847,036
Office and general expenses					541,955
Research and development expenses
Legal and professional fees					54,066
Insurance expenses					45,989
Excise and other taxes
Lease expenses					(17,000)
Loss on impairment of goodwill, intangible and long-lived assets					2,414,485
Other gains (losses)					(6,415)
Travel and business development					18,401
Total operating expenses					4,252,405
Loss from operations					(2,354,829)
Other expense
Interest expense					201,376
Loss (gain) on extinguishment of debt
Change in fair value of contingent consideration
Change in fair value derivative liability
Other expense (income)
Total other expense					201,376
Loss before provision for income taxes					(2,556,205)
Provision for income taxes
Net loss and comprehensive loss					(2,556,205)
Foreign currency translation
Net loss and comprehensive loss attributable to non-controlling interest
Net loss and comprehensive loss attributable to shareholders of Leef Brands, Inc.					(2,556,205)
Operating Segments [Member] | Corporate Segment and Other Operating Segment [Member]
Segment Reporting Information [Line Items]
Net revenue
Cost of sales
Gross profit
Operating expenses
Advertising and promotion					27,233
Depreciation and amortization					52,265
Wages and salaries					2,990,555
Office and general expenses					734,900
Research and development expenses					244
Legal and professional fees					1,011,899
Insurance expenses					386,952
Excise and other taxes
Lease expenses					672,994
Loss on impairment of goodwill, intangible and long-lived assets					246,899
Other gains (losses)					7,812
Travel and business development					361,231
Total operating expenses					6,492,984
Loss from operations					(6,492,984)
Other expense
Interest expense					3,696,103
Loss (gain) on extinguishment of debt					2,935,029
Change in fair value of contingent consideration					(855,000)
Change in fair value derivative liability					6,100,758
Other expense (income)					(11,474)
Total other expense					11,865,416
Loss before provision for income taxes					(18,358,400)
Provision for income taxes					3,306,920
Net loss and comprehensive loss					(21,665,320)
Foreign currency translation					7,314
Net loss and comprehensive loss attributable to non-controlling interest
Net loss and comprehensive loss attributable to shareholders of Leef Brands, Inc.					$ (21,672,634)